SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information [Line Items]
Revenues	$ 11,538	$ 1,554	$ 3,883
Royalty [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	1,616	1,174	3,883
License [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	9,796	380	0
Service, Other [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	$ 126	$ 0	$ 0